Inventories - Summary of Inventories (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Raw materials, ancillary materials and consumables	€ 16,527	€ 18,931
Work-in-progress and semi-finished products	9,425	13,446
Finished goods	81,223	76,713
Other	9	4
Total inventories	€ 107,184	€ 109,094